Segment information (Tables)	6 Months Ended
Jun. 30, 2011
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	13	10
Continental Africa	1	1
Australasia	2	1
Americas	3	5
Other, including Corporate and Non-gold producing subsidiaries	-	1
Total interest revenue	19	18

Segment Reporting Information Interest Expense [Text Block]

Interest expense
South Africa	3	2
Continental Africa	-	2
Australasia	1	-
Americas	2	2
Other, including Corporate and Non-gold producing subsidiaries	85	61
Total interest expense	91	67

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At June 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	3,379	3,370
Continental Africa	4,206	4,093
Australasia	549	534
Americas	2,314	2,170
Other, including Corporate and Non-gold producing subsidiaries	313	221
Total segment assets	10,761	10,388

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	2	1
ISS International Limited	-	15

ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,087	741
Exploration costs	(120)	(94)
General and administrative expenses	(136)	(100)
Market development costs	(4)	(5)
Non-hedge derivative gain/(loss) and movement on bonds	180	(409)
Taxation expense	(284)	(106)
Noncontrolling interests	(20)	(23)
Net income - attributable to AngloGold Ashanti	703	4

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity (loss)/income in associates
South Africa	(2)	(1)
Continental Africa	40	45
Other, including Corporate and Non-gold producing subsidiaries	(10)	(5)
Total equity income in associates	28	39

Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)

Segment income/(loss)
South Africa	458	285
Continental Africa	395	215
Australasia	22	77
Americas	290	266
Other, including Corporate and Non-gold producing subsidiaries	(78)	(102)
Total segment income	1,087	741

Segments, Geographical Areas [Abstract]
Revenues by area
	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,226	871
Continental Africa	1,119	818
Australasia	192	213
Americas	649	496
Other, including Corporate and Non-gold producing subsidiaries	7	4
	3,193	2,402
Less: Equity method investments included above	(173)	(172)
Plus: Loss on realized non-hedge derivatives included above	-	176
Total revenues	3,020	2,406